Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a)	The changes in operating assets and liabilities for years ended December 31, 2015, 2014 and 2013 are as follows:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Accounts receivable	(5,140)	9,957	(6,436)
Prepaid expenses	(494)	1,781	80
Accounts payable	2,127	(1,098)	(437)
Accrued liabilities	(1,581)	(6,759)	7,662
Unearned revenue and long-term unearned revenue	(562)	(536)	(6,956)
Restricted cash	(2,785)	—	4,258
Advances to and from affiliates	(23,714)	17,953	14,417
Other operating assets and liabilities	(2,038)	(2,476)	(2,510)

Total	(34,187)	18,822	10,078